VESSEL UNDER FINANCE LEASE, NET	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
VESSEL UNDER FINANCE LEASE, NET	VESSEL UNDER FINANCE LEASE, NET

	2020
(in thousands of $)	Vessel	Drydocking expenditure	Total
Cost
As of January 1, and December 31	163,231	11,280	174,511

Depreciation and amortization
As of January 1	(63,447)	(2,631)	(66,078)
Charge for the year	(3,643)	(2,256)	(5,899)
As of December 31	(67,090)	(4,887)	(71,977)

Net book value as of December 31	96,141	6,393	102,534

	2019
	Vessel	Drydocking expenditure	Total
Cost
As of January 1, and December 31	163,231	11,280	174,511

Depreciation and amortization
As of January 1	(59,425)	(375)	(59,800)
Charge for the year	(4,022)	(2,256)	(6,278)
As of December 31	(63,447)	(2,631)	(66,078)

Net book value as at December 31	99,784	8,649	108,433

As of December 31, 2020 and 2019, we operated one vessel, the Methane Princess, under a finance lease. The lease is in respect of a refinancing transaction undertaken during 2003, as described in note 22. In connection with the Methane Princess Lease, we recorded an amount representing the difference between the net cash proceeds received upon sale of the vessel and the present value of the minimum lease payments. The depreciation and amortization expense for the year is offset against the amortization of the deferred credit in the consolidated statement of operations (note 23).